Average Annual Total Returns - FidelityInternationalRealEstateFund-RetailPRO - FidelityInternationalRealEstateFund-RetailPRO - Fidelity International Real Estate Fund	Sep. 28, 2024
Fidelity International Real Estate Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.02%
Past 5 years	2.90%
Past 10 years	3.66%
Fidelity International Real Estate Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.67%
Past 5 years	1.88%
Past 10 years	2.61%
Fidelity International Real Estate Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.82%
Past 5 years	2.18%
Past 10 years	2.65%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%
RT004
Average Annual Return:
Past 1 year	6.99%
Past 5 years	(0.11%)
Past 10 years	1.46%